Insurance Liabilities - Adjustments to Policyholder Contract Deposits (Details) - USD ($) $ in Millions	Mar. 31, 2023	Dec. 31, 2022	Mar. 31, 2022	Dec. 31, 2021	Jan. 01, 2021	Dec. 31, 2020
Policyholder Account Balance [Line Items]
Policyholder contract deposits	$ 158,025	$ 156,058	$ 152,447	$ 151,545	$ 148,421	$ 148,421
Individual Retirement
Policyholder Account Balance [Line Items]
Policyholder contract deposits	89,181	87,418	83,972	82,808		79,203
Group Retirement
Policyholder Account Balance [Line Items]
Policyholder contract deposits	42,624	43,076	43,557	43,643		43,228
Life Insurance
Policyholder Account Balance [Line Items]
Policyholder contract deposits	10,336	10,258	10,216	10,300		10,286
Institutional Markets
Policyholder Account Balance [Line Items]
Policyholder contract deposits	12,368	11,718	10,939	10,969		11,559
Corporate & Other
Policyholder Account Balance [Line Items]
Policyholder contract deposits	$ 3,516	3,588	$ 3,763	3,825		4,145
As Previously Reported
Policyholder Account Balance [Line Items]
Policyholder contract deposits		$ 158,966		$ 156,846	$ 154,892	154,892
As Previously Reported | Individual Retirement
Policyholder Account Balance [Line Items]
Policyholder contract deposits						85,097
As Previously Reported | Group Retirement
Policyholder Account Balance [Line Items]
Policyholder contract deposits						43,805
As Previously Reported | Life Insurance
Policyholder Account Balance [Line Items]
Policyholder contract deposits						10,286
As Previously Reported | Institutional Markets
Policyholder Account Balance [Line Items]
Policyholder contract deposits						11,559
As Previously Reported | Corporate & Other
Policyholder Account Balance [Line Items]
Policyholder contract deposits						4,145
Adjustment for the reclassification of the embedded derivative liability to market risk benefits, net of the host adjustment(s)
Policyholder Account Balance [Line Items]
Policyholder contract deposits						(6,471)
Adjustment for the reclassification of the embedded derivative liability to market risk benefits, net of the host adjustment(s) | Individual Retirement
Policyholder Account Balance [Line Items]
Policyholder contract deposits						(5,894)
Adjustment for the reclassification of the embedded derivative liability to market risk benefits, net of the host adjustment(s) | Group Retirement
Policyholder Account Balance [Line Items]
Policyholder contract deposits						(577)
Adjustment for the reclassification of the embedded derivative liability to market risk benefits, net of the host adjustment(s) | Life Insurance
Policyholder Account Balance [Line Items]
Policyholder contract deposits						0
Adjustment for the reclassification of the embedded derivative liability to market risk benefits, net of the host adjustment(s) | Institutional Markets
Policyholder Account Balance [Line Items]
Policyholder contract deposits						0
Adjustment for the reclassification of the embedded derivative liability to market risk benefits, net of the host adjustment(s) | Corporate & Other
Policyholder Account Balance [Line Items]
Policyholder contract deposits						$ 0